Taxation	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Taxation
10. Taxation
(a) Sales tax
Pursuant to the provision regulation of the PRC on Value-added tax (“VAT”) and its implementation rules, the Company’s subsidiaries and VIEs are generally subject to VAT at a rate of 6% from revenues earned from services provided, 13% from sales of general goods or 9% from sales of electronic publications.
The Group is also subject to cultural development fee on the provision of advertising services in China. The applicable tax rate is 3% of the advertising revenue and subject to a 50% reduction which was effective from July 1, 2019.
(b) Income tax
Composition of income tax
The following table presents the composition of income tax expenses for the years ended December 31, 2022, 2023 and 2024:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expenses	13,844	11,089	6,009

Income tax expenses	13,844	11,089	6,009

Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to their shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
The subsidiaries incorporated in Hong Kong were subject to Hong Kong two-tiered
profits tax regime, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million. The payments of dividends to their shareholders are not subject to withholding tax in Hong Kong.

China
Under the PRC Enterprise Income Tax Law, or EIT Law, the standard enterprise income tax rate (“EIT rate”) is 25%. Entities qualifying as High and New Technology Enterprises (“HNTE”) qualify for a preferential tax rate of 15% subject to a requirement that they re-apply
for HNTE status every three years.
Youdao Information, Beijing Lingshi Ruifeng Education Technology Co., Ltd. and Youdao Hangzhou were qualified as HNTEs and enjoyed a preferential tax rate of 15% for the years ended December 31, 2022, 2023 and 2024. As of December 31, 2024, the entities mentioned above were all in accumulative deficit position.
All other PRC incorporated entities of the Group were subject to a 25% income tax rate for all the periods presented.
The following table presents a reconciliation from the PRC statutory income tax rate of 25% where the Group primarily operates in to the effective income tax rate of the Group for the years ended December 31, 2022, 2023 and 2024:

	For the year ended December 31,
	2022	2023	2024
Statutory income tax rate	25%	25%	25%
Permanent differences	7%	15%	(78%)
Tax difference of statutory rate in other jurisdictions	1%	(2%)	10%
Tax effect of preferential tax treatment	(9%)	(4%)	(27%)
Change in valuation allowance	(26%)	(36%)	77%

Effective income tax rate	(2%)	(2%)	7%

(c) Deferred tax assets
The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets
Net operating tax loss carry forwards	629,728	627,006
Accrued expenses	465,769	418,520
Others	20,982	23,297
Less: valuation allowance	(1,116,479)	(1,068,823)

Total deferred tax assets, net	—	—

The following table sets forth the movement of the valuation allowances for deferred tax assets for the periods presented:

	For the year ended December 31,
	2023	2024
	RMB	RMB
Balance as of January 1	998,146	1,116,479
Change of valuation allowance	118,333	(47,656)

Balance as of December 31	1,116,479	1,068,823

The tax losses of the Group expire over different time intervals depending on local jurisdiction. Certain HNTE entity’s expiration period for tax losses has been extended from five years to ten years in 2018, other entities’ expiration period for tax losses maintains as five years. Tax losses of Company’s subsidiary incorporated in Hong Kong can be carried forward indefinitely to offset future taxable income. As of December 31, 2024, certain entities of the Group had net operating tax loss carry forwards as follows:

RMB
Loss expiring in 2025	104,613
Loss expiring in 2026	130,814
Loss expiring in 2027	188,706
Loss expiring in 2028	457,060
Loss expiring in 2029	398,829
Loss expiring in 2030	866,217
Loss expiring in 2031	679,449
Loss expiring in 2032	323,224
Loss expiring in 2033	544,192
Loss expiring in 2034 and thereafter	297,467

3,990,571

(d) Withholding income tax
The EIT Law also imposes a withholding income tax of 10%
on dividends distributed by a Foreign Invested Enterprises (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the previous EIT Law, which was effective before January 1, 2018. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the Arrangement between Mainland China and the Hong Kong Special Administrative Region for the Avoidance of Double Taxation and the Prevention of Fiscal Evasion with respect to Taxes on Income (“Mainland China and Hong Kong Tax Arrangement”) in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate that may be lowered to
5
% (if the foreign investor owns directly at least
25
%
 of the shares of the FIE). However, if any of the Hong Kong subsidiaries is determined by the State Taxation Administration (“STA”) to not be a beneficial owner for purposes of the Mainland China and Hong Kong Tax Arrangement, any dividends paid to it by any of the
China
mainland subsidiaries would be subject to the regular withholding tax rate of 10%.

To the
extent
that subsidiaries and VIEs of the Group have undistributed earnings, the Group will accrue appropriate expected withholding tax associated with repatriation of such undistributed earnings. As of December 31, 2023 and 2024, the Group did not record any withholding tax as the most of PRC entities were still in accumulated deficit position.